Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of trade receivables

	12.31.25	12.31.24
Current:
Sales of electricity – Billed	305,954	215,904
Receivables in litigation	1,534	600
Allowance for the impairment of trade receivables	(25,040)	(14,950)
Subtotal	282,448	201,554

Sales of electricity – Unbilled	188,554	271,188
PBA & CABA government credit	25,258	34,029
Fee payable for the expansion of the transportation and others	2	3
Total current	496,262	506,774

Schedule of allowance for the impairment of trade receivables

	12.31.25	12.31.24
Balance at beginning of the year	14,950	17,879
Increase	21,143	12,395
Decrease	(5,649)	(4,867)
Result from exposure to inflation	(5,404)	(10,457)
Balance at end of the year	25,040	14,950

Schedule of aging analysis of trade receivables

	12.31.25	12.31.24
Past due	294,170	215,182
Up to 3 months	202,092	291,592
Total trade receivables	496,262	506,774

Schedule of sensitivity analysis

- 5% increase in the uncollectibility rate estimate
12.31.25
Allowance	26,292
Variation	1,252

- 5% decrease in the uncollectibility rate estimate
12.31.25
Allowance	23,788
Variation	(1,252)